2. BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Schedule of asset of right to use

The Company has considered the asset of right to use at the same value as the lease liability on the initial adoption date. The impacts of adoption of IFRS 16, on January 1, 2019 are as follows:

Consolidated
Right-of-use assets	342
Lease liabilities – Obligations referring to operational leasing agreements	(342)